Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxation
6.
TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

Autohome Inc. and certain of its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its mainland China subsidiaries, the VIEs and VIEs’ subsidiaries. Under the current laws of the Cayman Islands, Autohome Inc. and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright and Auto Pai Ltd. were incorporated in the British Virgin Islands and conducts substantially all the business through its mainland China subsidiaries and VIEs. Under the current laws of the British Virgin Islands, they are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome (Hong Kong) Limited, Autohome Media, Autohome Link Hong Kong Limited, and TTP Car (HK) Limited were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to a two-tiered profits tax regime. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount continue are subject to a rate of 16.5%. Under the Hong Kong tax law, the Company’s subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd. (“Beijing Autohome Technologies”), Beijing Prbrownies, Hainan Chezhiyitong Information Technology Co., Ltd. (“Hainan Chezhiyitong”) and Tianjin Autohome are recognized as “High-New Technology Enterprise” (“HNTE”) and are eligible for a 15% preferential tax rate until 2024, 2026, 2026, 2026, 2025 and 2025, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.

Chezhiying WFOE, Hainan Chezhiyitong and Tianjin Autohome are recognized as software enterprise (“SE”) and could be exempt from income tax for the tax years of 2019 and 2020 and enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax years from 2021 to 2023. Chezhiying WFOE and Hainan Chezhiyitong enjoyed a 50% reduction in the statutory income tax rate of 25% for the tax years from 2021 to 2023. Beijing Prbrownies, and Tianjin Autohome were accredited as key software enterprise (“KSE”) under the relevant mainland China laws and regulations as well in the tax filing from 2021 to 2023, which tax rate will continue to apply for so long as it maintains its KSE status during each relevant tax year. Beijing Prbrownies enjoyed a more preferential enterprise tax rate of 10% for the tax years from 2021 to 2023. Tianjin Autohome has enjoyed a tax exemption for the tax years from 2021 to 2023.

Except for the above-mentioned entities, the Company’s remaining mainland China subsidiaries and all the VIEs were subject to EIT at a rate of 25% for 2022, 2023 and 2024.

The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the year of 2024 and a reversal of RMB189.21 million (US$25.92 million) was recorded in the year of 2024, composed of current income tax expense of RMB162.99 million (US$22.33 million) and deferred income tax benefit of RMB26.22 million (US$3.59 million). A reversal of RMB207.67 million and RMB156.45 million was also recorded in the year of 2022 and 2023, which composed of current income tax expense of RMB196.54 million and deferred income tax expense of RMB11.13 million, and current income tax expense of RMB180.15 million and deferred income tax benefit of RMB23.70 million, respectively.

The basic earnings per share effects related to the preferential tax rate were RMB0.54, RMB0.56 and RMB0.47 (US$0.06) after considering the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2022, 2023 and 2024, respectively.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the mainland China are considered mainland China tax resident enterprises and subject to EIT at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a mainland China tax resident, it would be subject to mainland China tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for mainland China tax purposes.

The Company's subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

The Company had minimal operations in jurisdictions other than the mainland China. Income before income tax expense consists of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	1,724,835	1,813,055	1,604,428	219,806
Non-mainland China	38,011	184,509	81,880	11,217
	1,762,846	1,997,564	1,686,308	231,023

The income tax (benefit)/expense is comprised of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Current	86,560	122,118	105,484	14,451
Deferred	(148,340)	(49,963)	(42,525)	(5,826)
	(61,780)	72,155	62,959	8,625

The reconciliation of income tax (benefit)/expense for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	1,762,846	1,997,564	1,686,308	231,023
Income tax expense computed at Mainland China statutory tax rates (25%)	440,713	499,391	421,577	57,756
Non-deductible expenses	60,268	44,435	46,990	6,438
Research and development expenses super-deduction	(234,179)	(220,773)	(196,888)	(26,974)
Change in valuation allowances	21,338	(3,674)	(18,841)	(2,581)
Outside basis difference	(5,652)	5,327	3,869	530
Effect of international tax rate difference	(16,835)	(45,900)	(32,279)	(4,422)
Effect of preferential tax rate	(267,490)	(276,110)	(227,237)	(31,131)
Effect of withholding tax on dividend	(1,667)	99,122	99,519	13,634
Other adjustments (Note)	(58,276)	(29,663)	(33,751)	(4,625)
Income tax (benefit)/expense	(61,780)	72,155	62,959	8,625

Note: This amount mainly represents tax adjustments relating to share-based compensation exercised in 2021,2022 and 2023, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2022,2023 and 2024, respectively.

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for credit losses	31,586	38,829	5,320
Accrued staff cost and expenses	108,733	46,729	6,402
Deferred revenue	12,525	9,841	1,348
Tax losses	446,091	412,192	56,470
VAT refund	8,308	1,957	268
Less: Valuation allowances	(311,645)	(201,302)	(27,578)
Total deferred tax assets	295,598	308,246	42,230

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	30,239	19,128	2,621
Intangible assets and internally-developed software	12,721	11,280	1,545
Outside basis difference and others	433,801	437,670	59,960
Withholding income tax	21,194	—	—
Total deferred tax liabilities	497,955	468,078	64,126

In assessing the realizability of deferred tax assets, the Company has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of mainland China subsidiaries, the VIEs and VIEs’ subsidiaries as of December 31, 2023 and 2024, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2024, the Company had net operating losses of approximately RMB2,153.65 million (US$295.05 million), which can be carried forward to offset taxable income. The accumulated tax losses of subsidiaries in Mainland China were RMB2,120.56 million (US$290.52 million) as of December 31, 2024, which will expire, if unused, in the years ending December 31, 2025 through 2034.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(452,670)	(420,566)	(311,645)	(42,695)
Additions	(48,944)	(26,623)	(34,672)	(4,750)
Reversal and write off (Note)	81,048	135,544	145,015	19,867
Balance at ending of the year	(420,566)	(311,645)	(201,302)	(27,578)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.

Withholding income tax arising from undistributed earnings

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. As of December 31, 2024, the Company’s Hong Kong subsidiary, Autohome Media was identified as qualified subsidiary, and dividends are subject to a withholding tax rate of 5%.

On November 4, 2019, the Company's Board of Directors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately 20% of the Company's net income in the previous fiscal year. On February 16, 2023, the Company’s Board of Directors approved an amendment to change the annual cash dividend to a fixed amount of at least RMB500.0 million between 2022 and 2026. On December 12, 2023, the Company's Board of Directors also approved an amendment to its dividend policy, pursuant to which the total yearly cash dividend is expected to be no less than RMB1.5 billion from 2024 to 2026, with the exact amount to be determined by the board based on the then financial performance, cash position, and applicable foreign exchange laws and regulations in China, among other factors. In 2022, 2023 and 2024, the Company accrued RMB26.92 million, RMB99.12 million and RMB99.52 million(US$13.63 million) of withholding income tax associated with the expected cash dividend payment, respectively.

As of December 31, 2023 and 2024, the total amount of undistributed earnings from the Company’s mainland China subsidiaries, the VIEs and VIEs’ subsidiaries that considered to be permanently reinvested was RMB15,770.89 million and RMB15,491.54 million (US$2,122.33 million), respectively. As of December 31, 2023 and 2024, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.